Other gains - net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other gains - net [abstract]
Net gains /(losses) on disposal of property, plant and equipment and other long-term assets		¥ 48,671	¥ (1,212)	¥ 158,551
Gains from structured deposits	[1]	97,921	114,283	85,444
Net gains/(losses) on foreign exchange option contracts		(151)	(376)	(12,315)
Net gains on commodity swaps contracts not qualified for hedging accounting		18,997	0	0
Losses from disposal of a subsidiary		0	0	(60,951)
Impairment losses for investment in an associate		(28,392)	0	0
Net foreign exchange gains / (losses)		(1,861)	12,248	2,648
Losses on sale of FVOCI		(4,685)	(9,513)	(19,513)
Net losses on disposal of inventory		(19)	0	0
Other gains - net		¥ 130,481	¥ 115,430	¥ 153,864

[1]	Structured deposits are financial products issued by banks, return of which are linked to the performance of the embedded index, like foreign exchange rate, interest rate and etc..